Fair Value Measurements (Tables)	4 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Value Assets Measured on Recurring Basis
Description	Level	December 31, 2020
Assets:
Cash and marketable securities held in trust account	1	$250,052,906